SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,095	$176	$167	$146	$—	$1,584	$(55)	$2,249	$3,778
Other income	44	10	37	8	—	99	1	(7)	93
Direct operating costs	(426)	(54)	(39)	(70)	(5)	(594)	30	(610)	(1,174)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	24	—	24
	713	132	165	84	(5)	1,089	—	1,632
Management service costs	—	—	—	—	(163)	(163)	—	(6)	(169)
Interest expense(1)	(175)	(29)	(50)	(20)	(3)	(277)	4	(539)	(812)
Current income taxes	(34)	(2)	(1)	—	—	(37)	—	(96)	(133)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(991)	(991)
Funds From Operations	504	101	114	64	(171)	612	—	—
Depreciation						(515)	12	(676)	(1,179)
Foreign exchange and financial instrument gain (loss)						(166)	—	97	(69)
Deferred income tax recovery (expense)						79	—	(64)	15
Other						(85)	2	(3)	(86)
Dividends on BEPC exchangeable shares(1)						(221)	—	1	(220)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,799	—	1	1,800
Share of loss from equity-accounted investments						—	(14)	—	(14)
Net income attributable to non-controlling interests						—	—	644	644
Net income attributable to the partnership						$1,503	$—	$—	$1,503
(1)Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $347 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,032 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$992	$199	$166	$126	$—	$1,483	$(40)	$1,924	$3,367
Other income	55	26	15	2	3	101	(1)	(40)	60
Direct operating costs	(424)	(59)	(42)	(50)	(3)	(578)	19	(626)	(1,185)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	22	—	22
	623	166	139	78	—	1,006	—	1,258
Management service costs	—	—	—	—	(175)	(175)	—	—	(175)
Interest expense(1)	(140)	(35)	(53)	(20)	(16)	(264)	6	(433)	(691)
Current income taxes	(11)	(2)	(1)	1	—	(13)	—	(18)	(31)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(807)	(807)
Funds From Operations	472	129	85	59	(191)	554	—	—
Depreciation						(474)	12	(653)	(1,115)
Foreign exchange and financial instrument gain (loss)						(66)	2	37	(27)
Deferred income tax recovery (expense)						29	—	(85)	(56)
Other						(155)	—	(122)	(277)
Dividends on BEPC exchangeable shares(1)						(209)	—	—	(209)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,267	—	—	1,267
Share of earnings from equity-accounted investments						—	(14)	—	(14)
Net income attributable to non-controlling interests						—	—	823	823
Net income (loss) attributable to the partnership						$946	$—	$—	$946
(1)Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $16 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $900 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$856	$130	$71	$81	$—	$1,138	$(40)	$1,989	$3,087
Other income	52	2	3	—	—	57	(1)	43	99
Direct operating costs	(340)	(47)	(17)	(40)	—	(444)	20	(637)	(1,061)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	21	—	21
	568	85	57	41	—	751	—	1,395
Management service costs	—	—	—	—	(126)	(126)	—	(26)	(152)
Interest expense	(135)	(34)	(24)	(11)	—	(204)	9	(505)	(700)
Current income taxes	(16)	(3)	—	—	—	(19)	—	(42)	(61)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(9)	—	(9)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(822)	(822)
Funds From Operations	417	48	33	30	(126)	402	—	—
Depreciation						(361)	11	(715)	(1,065)
Foreign exchange and financial instrument gain (loss)						11	4	59	74
Deferred income tax recovery						76	—	58	134
Other						(189)	1	(305)	(493)
Dividends on class A exchangeable shares(1)						(116)			(116)
Remeasurement of exchangeable and class B shares						(2,561)			(2,561)
Share of loss from equity-accounted investments						—	(16)	—	(16)
Net income attributable to non-controlling interests						—	—	903	903
Net loss attributable to the partnership						$(2,738)	$—	$—	$(2,738)
(1)Share of loss from equity-accounted investments of $4 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $81 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

Summary of segmented basis about certain items in statement of financial position
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at December 31, 2022
Cash and cash equivalents	$70	$49	$60	$18	$—	$197	$(7)	$452	$642
Property, plant and equipment, at fair value	13,709	1,400	1,310	1,084	—	17,503	(557)	20,882	37,828
Total assets	15,604	1,595	1,447	1,138	307	20,091	(171)	23,368	43,288
Total borrowings	2,894	613	1,025	371	—	4,903	(161)	8,973	13,715
Other liabilities	4,363	342	138	38	4,436	9,317	(10)	3,442	12,749
For the year ended December 31, 2022
Additions to property, plant and equipment	113	67	104	15	—	299	(38)	459	720
As at December 31, 2021
Cash and cash equivalents	$65	$36	$60	$14	$4	$179	$(2)	$348	$525
Property, plant and equipment, at fair value	13,577	1,478	1,585	1,232	—	17,872	(604)	20,647	37,915
Total assets	15,108	1,700	1,731	1,279	17	19,835	(176)	22,327	41,986
Total borrowings	2,720	765	1,377	461	—	5,323	(161)	8,350	13,512
Other liabilities	4,051	379	119	66	6,231	10,846	(15)	3,418	14,249
For the year ended December 31, 2021
Additions to property, plant and equipment(1)	266	68	116	1	—	451	(8)	893	1,336
(1)The company exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.

Summary of consolidated revenue split by geographical region	The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2022	2021	2020
Hydroelectric	$2,307	$1,969	$1,778
Wind	647	646	581
Utility-scale solar	567	507	476
Distributed energy & sustainable solutions	257	245	252
	$3,778	$3,367	$3,087

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2022	December 31, 2021
North America	$22,478	$22,634
Colombia	8,264	8,497
Brazil	4,162	3,299
Europe	3,375	3,940
	$38,279	$38,370